Investment Properties	12 Months Ended
Dec. 31, 2021
Investment Properties [Abstract]
INVESTMENT PROPERTIES

12. INVESTMENT PROPERTIES

The following table includes summarized information of the Group’s investment properties:

	2021
	Commercial building	Lands*	Total
	USD ‘000	USD ‘000	USD ‘000
Opening balance	18,168	1,844	20,012
Additions	36	—	36
Sale of investment properties	—	(1,128)	(1,128)
Transfer to property, premises and equipment	(1,312)	—	(1,312)
Fair value adjustment (note 23)	(1,209)	(91)	(1,300)
Ending balance	15,683	625	16,308
	2020
	Commercial building	Lands*	Total
	USD ‘000	USD ‘000	USD ‘000
Opening balance	20,063	5,649	25,712
Additions	32	42	74
Sale of investment properties	—	(3,739)	(3,739)
Fair value adjustment (note 23)	(1,899)	(108)	(2,007)
Foreign currency adjustment	(28)	—	(28)
Ending balance	18,168	1,844	20,012

*        Lands amounting to USD 625 thousand as at 31 December 2021 (2020: USD 1,844 thousand) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties (note 27).

In 2021, the Group sold a number of plots with total carrying value of USD 1,128 thousand (2020: USD 3,739 thousand) and recognized a loss of USD 8 thousand (2020: loss of USD 213 thousand).

The fair values of investment properties have been determined by management and in doing so has considered a valuation performed by third parties who are specialists in valuing these types of investment properties. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The management believes that this valuation technique falls under level 3 of the fair value hierarchy since investment properties market is not very active.

The sensitivity of the Group financial statements to the change in the price used for the valuation of the investment properties was as the following:

	%	Price per square meter	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD	USD ‘000	USD ‘000
Commercial building
2021	+/ – 10	875	1,565	(1,565)

2020	+/ – 10	1,016	1,816	(1,816)

2019	+/ – 10	1,122	2,006	(2,006)
	%	Price per square meter	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD	USD ‘000	USD ‘000
Lands
2021	+/ – 10	168	62	(62)

2020	+/ – 10	189	184	(184)

2019	+/ – 10	203	565	(565)